UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 81.6%
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 1.0%
Goodyear Tire & Rubber Co., Senior Notes	4.875%	3/15/27	890,000	$918,462
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	660,000	696,300	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,930,000	3,102,138	(a)

Total Auto Components				4,716,900

Automobiles - 1.6%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,636,592
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,656,522
General Motors Co., Senior Notes	4.875%	10/2/23	470,000	508,990
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	547,962
General Motors Co., Senior Notes	6.250%	10/2/43	340,000	389,892
General Motors Co., Senior Notes	6.750%	4/1/46	760,000	918,666
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,676,531
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,873

Total Automobiles				7,386,028

Hotels, Restaurants & Leisure - 0.5%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	460,000	503,125
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	720,153
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	940,000	977,600	(a)

Total Hotels, Restaurants & Leisure				2,200,878

Household Durables - 0.4%
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	505,817
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,120,000	1,180,638

Total Household Durables				1,686,455

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	860,000	867,933	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	520,000	530,996	(a)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	730,000	747,170	(a)

Total Internet & Direct Marketing Retail				2,146,099

Media - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,230,000	1,249,988	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	510,946	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	703,673
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,390,758
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	106,496
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	236,121
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,030,000	1,296,657
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	610,000	718,569
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	910,000	1,239,964
Time Warner Inc., Senior Notes	3.800%	2/15/27	730,000	731,599
UBM PLC, Notes	5.750%	11/3/20	745,000	782,645	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	90,000	77,813

Total Media				9,045,229

Multiline Retail - 0.1%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	360,000	355,028

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	564,118
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	20,957
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	978,300

Total Specialty Retail				1,563,375

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc., Senior Notes	3.000%	7/15/22	480,000	$479,967

TOTAL CONSUMER DISCRETIONARY				29,579,959

CONSUMER STAPLES - 5.1%
Beverages - 1.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	3,740,000	3,875,834
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	500,000	552,968
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,500,000	1,701,103
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	220,000	225,444
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	590,000	574,899
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	380,690

Total Beverages				7,310,938

Food & Staples Retailing - 1.5%
Costco Wholesale Corp., Senior Bonds	2.300%	5/18/22	630,000	631,052
Costco Wholesale Corp., Senior Notes	3.000%	5/18/27	630,000	632,059
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,061,737
CVS Health Corp., Senior Notes	5.125%	7/20/45	850,000	981,346
Kroger Co., Senior Notes	2.650%	10/15/26	690,000	632,303
Kroger Co., Senior Notes	3.700%	8/1/27	380,000	375,817
Kroger Co., Senior Notes	4.650%	1/15/48	190,000	184,510
Wal-Mart Stores Inc., Senior Notes	1.125%	4/11/18	1,230,000	1,228,443
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	840,000	838,747

Total Food & Staples Retailing				6,566,014

Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	150,000	155,503
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	20,000	19,194
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	80,000	87,413
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	65,950	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	256,628
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	640,000	703,714
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	541,159	(a)

Total Food Products				1,829,561

Tobacco - 1.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,631,285
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	480,271
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	61,801
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,100,000	1,113,309	(a)
BAT Capital Corp., Senior Notes	4.390%	8/15/37	850,000	875,132	(a)
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	1,605,894
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,412,709

Total Tobacco				7,180,401

TOTAL CONSUMER STAPLES				22,886,914

ENERGY - 13.7%
Energy Equipment & Services - 1.1%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	320,000	292,800
Ensco PLC, Senior Notes	4.500%	10/1/24	410,000	342,350
Ensco PLC, Senior Notes	5.200%	3/15/25	930,000	785,850

Halliburton Co., Senior Bonds	3.800%	11/15/25	350,000	359,993
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	433,585
Halliburton Co., Senior Notes	5.000%	11/15/45	950,000	1,046,009
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,440,000	1,433,700	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	260,000	222,300

Total Energy Equipment & Services				4,916,587

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	$292,397
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,680,000	1,783,008
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	477,072
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,390,000	1,554,998
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,860,000	2,206,749
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	241,387
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	1,075,043
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	560,000	565,102
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,220,000	1,220,936
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	470,000	481,863
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	650,000	670,664
Cenovus Energy Inc., Senior Notes	4.250%	4/15/27	350,000	347,693	(a)
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	430,000	428,012	(a)
Chevron Corp., Senior Notes	1.718%	6/24/18	2,300,000	2,302,127
Chevron Corp., Senior Notes	2.954%	5/16/26	870,000	869,582
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,083,755
Devon Energy Corp., Senior Notes	5.850%	12/15/25	500,000	577,334
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	164,711
Devon Energy Corp., Senior Notes	5.000%	6/15/45	740,000	782,754
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	585,000	774,026
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	877,839
Dominion Energy Inc., Senior Notes	2.850%	8/15/26	830,000	800,534
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	661,850
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,029,000	1,009,706
Enterprise Products Operating LLC, Junior Subordinated Notes (7.034% to 1/15/18 then 3 mo. USD LIBOR + 2.680%)	7.034%	1/15/68	360,000	365,400	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	966,591
Exxon Mobil Corp., Senior Notes	1.439%	3/1/18	1,240,000	1,240,565
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	606,625
Hess Corp., Notes	7.875%	10/1/29	107,000	130,124
Hess Corp., Senior Notes	4.300%	4/1/27	920,000	913,653
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,306,000	1,554,121
Kerr-McGee Corp., Notes	7.875%	9/15/31	240,000	305,828
Kerr-McGee Corp., Senior Bonds	7.125%	10/15/27	550,000	632,278
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	282,673
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	430,000	433,267	(a)
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	790,000	833,529	(a)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	120,000	126,042	(a)
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	120,000	124,800	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,250,000	1,255,056
Noble Energy Inc., Senior Notes	6.000%	3/1/41	170,000	194,807
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	200,004
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,043,927	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,120,000	1,145,227
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	430,000	423,853
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	668,741
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	63,925
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	340,000	350,096
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	910,000	1,003,730

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	$2,068,658
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	980,000	1,117,200
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,070,000	1,187,144	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	297,000
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	860,000	881,431	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	1,050,000	1,103,296	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	209,189
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	1,988,565
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	30,419
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,043,596
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	580,000	577,825
Tennessee Gas Pipeline Co., LLC, Senior Notes	7.000%	3/15/27	820,000	972,871
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,365,000	1,766,008
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,558,915
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,770,000	1,858,441
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	364,000	429,520
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	852,800
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	817,425
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	940,000	1,057,218	(a)

Total Oil, Gas & Consumable Fuels				56,931,525

TOTAL ENERGY				61,848,112

FINANCIALS - 27.8%
Banks - 16.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	700,000	744,584	(a)
Banco Mercantil De Norte, Junior Subordinated Notes (5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	400,000	426,500	(a)(b)(c)
Banco Mercantil De Norte, Junior Subordinated Notes (10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,800,000	1,968,300	(a)(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	3,000,000	3,086,781
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,240,000	1,353,756
Bank of America Corp., Senior Notes (3.705% to 4/24/27 then 3 mo. USD LIBOR + 1.512%)	3.705%	4/24/28	1,090,000	1,108,526	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	850,000	859,310	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	174,543
Bank of America Corp., Senior Notes	4.875%	4/1/44	250,000	286,462
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	97,705	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	536,865
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,400,000	2,513,673
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,590,000	2,980,119
Barclays PLC, Subordinated Notes	4.836%	5/9/28	710,000	736,356
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	1,060,000	1,124,308	(a)
BPCE SA, Senior Notes	3.000%	5/22/22	1,780,000	1,792,145	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	580,000	626,148	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	333,208
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,487,000	3,946,055

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	$447,933
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,290,000	1,330,223
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	76,580
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	1,290,000	1,299,611	(a)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,457,000	3,719,838
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	320,000	379,607	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,410,000	1,478,244	(b)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	270,000	282,890
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	2,880,000	3,010,485	(b)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,600,000	1,601,412
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,000,000	1,003,574	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	1,080,000	1,086,555	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,310,000	1,333,640	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,540,000	2,681,248	(a)
JPMorgan Chase & Co., Senior Notes	1.850%	3/22/19	3,750,000	3,754,198
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	810,000	852,174	(b)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	700,000	703,472
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	195,486
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	660,000	753,278
Lloyds Banking Group PLC, Junior Subordinated Bonds (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	410,000	460,738	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	240,000	244,248
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,980,000	1,998,384
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,114,749	(a)
Nordea Bank AB, Subordinated Notes	4.250%	9/21/22	1,790,000	1,894,934	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,055,688	(b)(c)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	925,000	1,096,346
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	850,000	887,029
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	1,140,000	1,146,514
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,740,000	1,781,708
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	980,000	1,144,987	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	476,495	(a)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	550,000	559,204	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	882,885	(a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	78,320
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	648,561	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	1,170,000	1,217,568
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,340,000	1,418,920
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	1,979,841
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	890,000	995,118
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	390,000	405,942
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,280,000	1,408,718

Total Banks				74,582,689

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 6.7%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,370,000	$1,395,590
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	590,000	629,272	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,570,000	1,612,409
Daiwa Securities Group Inc., Senior notes	3.129%	4/19/22	150,000	151,867	(a)
Goldman Sachs Capital III, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.770% , min. coupon 4.000%)	4.000%	10/30/17	470,000	421,825	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	720,000	802,601
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.200%)	2.511%	4/30/18	2,800,000	2,816,766	(b)
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	4,300,000	4,619,757
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	2,440,000	2,451,802
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,746,552
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	105,824
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	730,000	762,354
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,572,006
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,770,000	1,921,764	(a)
Morgan Stanley, Senior Notes	2.125%	4/25/18	4,720,000	4,734,066
Morgan Stanley, Senior Notes	2.450%	2/1/19	2,500,000	2,518,272
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	2.532%	5/8/24	380,000	385,059	(b)
Morgan Stanley, Senior Notes	4.375%	1/22/47	740,000	789,201
Northern Trust Corp., Subordinated Notes (3.375% to 2/22/47 then 3 mo. USD LIBOR + 1.131%)	3.375%	5/8/32	190,000	190,302	(b)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	570,000	615,415

Total Capital Markets				30,242,704

Consumer Finance - 1.1%
American Express Co., Notes	7.000%	3/19/18	3,600,000	3,690,164
DAE Funding LLC, Senior Notes	4.500%	8/1/22	500,000	513,687	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	450,000	462,375	(a)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	208,000	235,454

Total Consumer Finance				4,901,680

Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,190,656
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	520,000	561,611
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	2,900,963	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,140,000	1,189,875	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,230,000	1,231,366	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	457,000	459,027

Total Diversified Financial Services				8,533,498

Insurance - 1.6%
American International Group Inc., Senior Notes	4.500%	7/16/44	90,000	94,294
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	1,540,000	1,515,145	(a)
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	220,000	215,759	(a)
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	440,000	484,728
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	870,000	969,365
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	780,000	847,547	(a)
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	124,390

Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,670,000	1,655,455	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	520,737	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	600,000	621,666	(a)

Total Insurance				7,049,086

TOTAL FINANCIALS				125,309,657

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 5.7%
Biotechnology - 0.9%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	$302,857
Amgen Inc., Senior Notes	4.400%	5/1/45	150,000	159,443
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	373,456
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	387,179
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	532,065
Celgene Corp., Senior Notes	3.875%	8/15/25	390,000	412,175
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	890,000	940,746
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	370,000	370,399
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	309,628
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	211,507
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	96,935
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	150,000	168,369

Total Biotechnology				4,264,759

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	786,654
Abbott Laboratories, Senior Notes	4.900%	11/30/46	150,000	168,214
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	180,000	188,899
Becton, Dickinson & Co., Senior Notes	3.700%	6/6/27	1,680,000	1,701,993
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	440,000	466,921
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	347,070

Total Health Care Equipment & Supplies				3,659,751

Health Care Providers & Services - 2.6%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,098,103
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,521,000	1,523,434	(b)(d)(e)(f)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	810,000	814,402
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	94,032
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,740,000	1,807,425
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	494,384
Humana Inc., Senior Notes	3.950%	3/15/27	230,000	240,761
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,125,340
Humana Inc., Senior Notes	4.800%	3/15/47	160,000	178,899
Kaiser Foundation Hospitals, Notes	4.150%	5/1/47	920,000	988,135
Magellan Health Inc., Senior Notes	4.400%	9/22/24	1,280,000	1,277,470
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	860,000	903,487
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	720,000	740,955
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	405,187

Total Health Care Providers & Services				11,692,014

Pharmaceuticals - 1.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	540,000	560,490
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	320,000	332,846
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	740,000	791,875
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	268,478
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	450,000	453,149
Johnson & Johnson, Senior Notes	3.700%	3/1/46	900,000	934,133
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,860,000	1,885,663
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	232,406

Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	120,000	116,699
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	120,000	114,606
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	610,000	563,316

Total Pharmaceuticals				6,253,661

TOTAL HEALTH CARE				25,870,185

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.4%
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	$1,001,681
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	920,000	951,231

Total Aerospace & Defense				1,952,912

Airlines - 0.8%
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	646,663	666,839
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	322,691	324,708
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,329,996	1,396,496	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	283,919	302,373
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	536,700	564,877
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	421,798	439,725

Total Airlines				3,695,018

Commercial Services & Supplies - 0.3%
Cintas Corp., Senior Notes	2.900%	4/1/22	180,000	183,560
Cintas Corp., Senior Notes	3.700%	4/1/27	380,000	397,659
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	374,051
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	430,173

Total Commercial Services & Supplies				1,385,443

Electrical Equipment - 0.5%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,047,840

Industrial Conglomerates - 1.1%
General Electric Co., Medium-Term Notes	6.750%	3/15/32	5,000	6,935
General Electric Co., Senior Notes	5.875%	1/14/38	330,000	432,676
General Electric Co., Senior Notes	6.875%	1/10/39	2,696,000	3,954,911
General Electric Co., Senior Notes	4.625%	1/30/43	560,000	563,326
General Electric Co., Senior Notes, Medium-Term Notes	6.150%	8/7/37	100,000	132,853

Total Industrial Conglomerates				5,090,701

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	708,917
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	270,000	271,350	(a)
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	538,197
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	266,566

Total Road & Rail				1,785,030

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	480,000	495,000	(a)

TOTAL INDUSTRIALS				16,451,944

INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.6%
Harris Corp., Senior Notes	5.550%	10/1/21	720,000	797,911
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,191,385
Harris Corp., Senior Notes	4.854%	4/27/35	630,000	696,128

Total Communications Equipment				2,685,424

IT Services - 0.3%
Visa Inc., Senior Notes	3.650%	9/15/47	1,250,000	1,246,502

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	880,000	$882,676
Analog Devices Inc., Senior Notes	3.125%	12/5/23	1,560,000	1,584,621
NXP BV/NXP Funding LLC, Senior Notes	3.875%	9/1/22	1,100,000	1,149,500	(a)
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	130,000	133,201

Total Semiconductors & Semiconductor Equipment				3,749,998

Software - 1.8%
Microsoft Corp., Senior Notes	1.300%	11/3/18	2,000,000	1,997,096
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	134,761
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,836,882
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,550,000	2,769,008
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,250,000	1,263,870

Total Software				8,001,617

Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc., Senior Notes	2.450%	8/4/26	1,670,000	1,613,211
Apple Inc., Senior Notes	3.350%	2/9/27	1,110,000	1,144,183
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,420,000	2,469,049	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,770,000	1,859,902	(a)

Total Technology Hardware, Storage & Peripherals				7,086,345

TOTAL INFORMATION TECHNOLOGY				22,769,886

MATERIALS - 5.1%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	540,000	556,632	(a)

Containers & Packaging - 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,700,000	1,830,560	(a)
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	830,000	908,767	(a)

Total Containers & Packaging				2,739,327

Metals & Mining - 4.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	680,000	756,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	300,000	341,250	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,040,000	2,094,390	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	450,000	445,471	(a)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	404,000	434,821
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	780,000	933,361
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	784,667
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	827,702
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	220,000	259,600	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	206,500	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	390,000	400,237	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	300,000	300,750
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,960,000	2,146,200
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,970,000	2,075,535	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	230,000	239,743	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,411,795	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,570,000	1,582,535	(a)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	680,000	727,600	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	130,000	141,378	(a)
Schaeffler Finance BV, Senior Secured Notes	4.750%	5/15/23	370,000	383,413	(a)

Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	478,962
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	525,550
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,070,000	2,124,696

Total Metals & Mining				19,622,656

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	80,000	$85,700

TOTAL MATERIALS				23,004,315

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Goodman U.S. Finance Three LLC, Senior Notes	3.700%	3/15/28	1,530,000	1,528,238	(a)
Mid-America Apartments LP, Senior Notes	3.600%	6/1/27	1,070,000	1,076,588
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000	801,450
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	660,000	673,511
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	1,024,300	(a)

Total Equity Real Estate Investment Trusts (REITs)				5,104,087

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,106,328

TOTAL REAL ESTATE				6,210,415

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.1%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,109,094
AT&T Inc., Senior Notes	4.900%	8/14/37	740,000	750,213
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	9,490
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	605,778
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	478,485
AT&T Inc., Senior Notes	4.500%	3/9/48	538,000	498,251
AT&T Inc., Senior Notes	4.550%	3/9/49	43,000	39,817
AT&T Inc., Senior Notes	5.150%	2/14/50	420,000	423,698
British Telecommunications PLC, Bonds	9.125%	12/15/30	255,000	386,770
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,187,362	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	310,000	432,015
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	500,000	552,426
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	4,760,000	4,976,372
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	60,000	75,515
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,530,000	1,487,369

Total Diversified Telecommunication Services				14,012,655

Wireless Telecommunication Services - 0.9%
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,750,000	3,815,625	(a)

TOTAL TELECOMMUNICATION SERVICES				17,828,280

UTILITIES - 3.5%
Electric Utilities - 3.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,401,365
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,451,477
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	420,225	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,145,575
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,630,206
Duke Energy Corp., Senior Notes	2.650%	9/1/26	590,000	565,332
Duke Energy Corp., Senior Notes	3.750%	9/1/46	660,000	638,543
Exelon Corp., Senior Notes	3.400%	4/15/26	1,700,000	1,712,503
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,520,194
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	920,000	936,148
Georgia Power Co., Senior Notes	2.000%	9/8/20	990,000	987,531

Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,099,954
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	611,809
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	529,937	(a)
Public Service Electric & Gas Co., Senior Secured Notes	2.250%	9/15/26	530,000	500,874

Total Electric Utilities				15,151,673

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	$716,457

TOTAL UTILITIES				15,868,130

TOTAL CORPORATE BONDS & NOTES (Cost - $354,782,574)				367,627,797

ASSET-BACKED SECURITIES - 0.1%
GoldenTree Loan Opportunities Ltd., 2015-10A D (3 mo. USD LIBOR + 3.350%) (Cost - $488,217)	4.657%	7/20/27	500,000	502,147	(a)(b)

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 1.6%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	603,795	(a)
Colony Mortgage Capital Ltd., 2014-FL1 C (1 mo. USD LIBOR + 2.650%)	3.879%	4/8/31	1,190,000	1,190,023	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D (1 mo. USD LIBOR + 3.700%)	4.929%	4/8/31	350,000	350,006	(a)(b)
Commercial Mortgage Trust, 2015-CR25 D	3.947%	8/10/48	100,000	81,348	(b)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,200,000	703,972	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.300%)	1.537%	1/25/36	1,317,811	1,224,707	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.272%	8/15/48	440,000	336,111	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	900,000	540,481	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,575,741	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000	558,717	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.619%	9/15/48	300,000	242,459	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,889,706)				7,407,360

MUNICIPAL BONDS - 1.1%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	840,000	857,380

California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	882,588
University of California Revenue, Taxable	4.062%	5/15/33	550,000	573,578

Total California				1,456,166

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000	470,268

Illinois - 0.1%
Illinois State, GO, Taxable	5.650%	12/1/38	570,000	592,572

New York - 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	943,751

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	691,008

TOTAL MUNICIPAL BONDS (Cost - $4,448,810)				5,011,145

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Multiline Retail - 0.2%
Dollar Tree Inc., Term Loan B2 (Cost - $990,000)	4.250%	7/6/22	990,000		$1,006,293	(h)(i)

SOVEREIGN BONDS - 3.9%
Argentina - 1.6%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,270,000		3,768,675	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	760,000		817,479	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	21,370,000	ARS	1,225,757
Republic of Argentina, Senior Bonds	7.500%	4/22/26	270,000		304,155
Republic of Argentina, Bonds	18.200%	10/3/21	3,310,000	ARS	197,805
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	26.250%	6/21/20	18,210,000	ARS	1,099,889	(b)

Total Argentina					7,413,760

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000		918,810

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,780,000		1,993,600	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	990,000		1,049,400	(a)

Total Ecuador					3,043,000

Guatemala - 0.1%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	390,000		387,075	(a)

Honduras - 0.2%
Republic of Honduras, Senior Notes	6.250%	1/19/27	970,000		1,047,930	(a)

Kuwait - 0.6%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,530,000		2,605,968	(a)

Mexico - 0.3%
United Mexican States, Senior Notes	4.350%	1/15/47	1,200,000		1,170,000

Panama - 0.2%
Republic of Panama, Senior Bonds	4.300%	4/29/53	700,000		717,500
Republic of Panama, Senior Notes	4.500%	5/15/47	210,000		222,075

Total Panama					939,575

TOTAL SOVEREIGN BONDS (Cost - $16,976,937)					17,526,118

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
U.S. Government Obligations - 4.7%
U.S. Treasury Bonds	3.625%	2/15/44	4,410,000		5,068,313
U.S. Treasury Bonds	2.500%	2/15/46	2,820,000		2,623,206
U.S. Treasury Bonds	2.875%	11/15/46	1,110,000		1,114,184
U.S. Treasury Bonds	3.000%	2/15/47	1,220,000		1,255,218
U.S. Treasury Bonds	2.750%	8/15/47	1,160,000		1,135,010
U.S. Treasury Notes	1.875%	1/31/22	1,150,000		1,150,741
U.S. Treasury Notes	1.875%	2/28/22	260,000		260,117
U.S. Treasury Notes	1.875%	7/31/22	325,000		324,334

U.S. Treasury Notes	2.125%	2/29/24	1,970,000		1,971,924
U.S. Treasury Notes	2.000%	5/31/24	610,000		604,996
U.S. Treasury Notes	2.250%	8/15/27	5,660,000		5,622,303
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $21,041,409)					21,130,346

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	SHARES	VALUE
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Sanchez Energy Corp. (Cost - $371,678)		57,232	$275,857	*

CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Sanchez Energy Corp. (Cost - $404,550)	4.875%	15,500	277,063	(d)

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Carlyle Group LP	5.875%	33,175	848,616

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	4.505%	15,675	330,155	(b)(d)

TOTAL PREFERRED STOCKS (Cost - $1,221,093)			1,178,771

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $408,614,974)			421,942,897

SHORT-TERM INVESTMENTS - 5.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $23,200,000)	1.050%	23,200,000	23,200,000	(j)

TOTAL INVESTMENTS - 98.8% (Cost - $431,814,974)			445,142,897
Other Assets in Excess of Liabilities - 1.2%			5,563,017

TOTAL NET ASSETS - 100.0%			$450,705,914

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Restricted security (See Note 2).

(g)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $23,200,000 and the cost was $23,200,000 (See Note 3).

Abbreviation used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation
LIBOR	— London Interbank Offered Rate

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	179	12/17	$38,711,973	$38,610,860	$(101,113)
U.S. Treasury 5-Year Notes	37	12/17	4,375,081	4,347,500	(27,581)
U.S. Treasury Long-Term Bonds	8	12/17	1,242,276	1,222,500	(19,776)

					(148,470)

Contracts to Sell:
U.S. Treasury 10-Year Notes	104	12/17	13,133,895	13,032,500	101,395
U.S. Treasury Ultra Long-Term Bonds	46	12/17	7,722,063	7,595,750	126,313

					227,708

Net unrealized appreciation on open futures contracts					$79,238

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	3,870,000	USD	4,502,319	Bank of America N.A.	10/19/17	$75,552
USD	2,381,790	EUR	2,010,000	Bank of America N.A.	10/19/17	4,136
USD	2,253,359	EUR	1,870,000	Goldman Sachs Group Inc.	10/19/17	41,313

Total						$121,001

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

At September 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$3,836,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(16,212)	$94,073

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	$960,000	3/20/18	0.06%	1.000% quarterly	$(4,279)	$(1,819)	$(2,460)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.18%	1.000% quarterly	(17,824)	(11,473)	(6,351)

Total	$2,435,887				$(22,103)	$(13,292)	$(8,811)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$9,980,000	12/20/22	5.000% quarterly	$(781,559)	$(742,047)	$(39,512)
MARKIT CDX.NA.IG.29 Index	5,124,000	12/20/22	1.000% quarterly	(111,993)	(105,856)	(6,137)

Total	$15,104,000			$(893,552)	$(847,903)	$(45,649)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$24,346,751	$1,523,434	$25,870,185
Other Corporate Bonds & Notes	—	341,757,612	—	341,757,612
Asset-Backed Securities	—	502,147	—	502,147
Collateralized Mortgage Obligations	—	7,407,360	—	7,407,360
Municipal Bonds	—	5,011,145	—	5,011,145
Senior Loans	—	1,006,293	—	1,006,293
Sovereign Bonds	—	17,526,118	—	17,526,118
U.S. Government & Agency Obligations	—	21,130,346	—	21,130,346
Common Stocks	$275,857	—	—	275,857
Convertible Preferred Stocks	—	—	277,063	277,063
Preferred Stocks:
Financials	848,616	—	330,155	1,178,771

Total Long-Term Investments	1,124,473	418,687,772	2,130,652	421,942,897

Short-Term Investments†	—	23,200,000	—	23,200,000

Total Investments	1,124,473	441,887,772	2,130,652	445,142,897

Other Financial Instruments:
Futures Contracts	227,708	—	—	227,708
Forward Foreign Currency Contracts	—	121,001	—	121,001
Centrally Cleared Interest Rate Swaps	—	94,073	—	94,073

Total Other Financial Instruments	227,708	215,074	—	442,782

Total	$1,352,181	$442,102,846	$2,130,652	$445,585,679

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$148,470	—	—	$148,470
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	$45,649	—	45,649
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	22,103	—	22,103

Total	$148,470	$67,752	—	$216,222

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Fair Value at 9/30/2017		Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,521,000	6/17	$1,506,427	$1,523,434	(a)	$100.16	0.34%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees.

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$26,900,000	26,900,000	$3,700,000	3,700,000	—	$185	—	$23,200,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017